Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Schedule of reconciliations of defined benefit obligation at present value and plan asset at fair value

Reconciliations of defined benefit obligation at present value and plan asset at fair value are as follows:

	December 31,	December 31,
	2020	2021

	(in thousands)

Present value of the defined benefit obligations	$3,562	3,489
Fair value of plan assets	(3,952)	(4,065)
	$(390)	(576)
Net defined benefit liabilities	47	-
Prepaid pension costs	(437)	(576)
	$(390)	(576)

Schedule of movements in present value of the defined benefit obligations

(ii)  Movements in present value of the defined benefit obligations

	Year ended December 31,
	2020	2021

	(in thousands)
Balance at beginning of year	$3,142	3,562
Service costs	6	-
Interest expense	27	15
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	91	32
-Experience adjustment	56	116
-Change in financial assumptions	196	(253)
Effect of changes in exchange rates	44	17
Balance at end of year	$3,562	3,489

Schedule of movements in the fair value of plan assets

(iii)  Movements in the fair value of plan assets

	Year ended December 31,
	2020	2021

	(in thousands)
Balance at beginning of year	$3,730	3,952
Interest income	31	17
Remeasurements gain :
-Return on plan assets excluding interest income	129	60
Contributions paid by the employer	15	20
Effect of changes in exchange rate	47	16
Balance at end of year	$3,952	4,065

Schedule of expenses recognized in profit or loss

(iv)  Expenses recognized in profit or loss

	Year ended December 31,
	2019	2020	2021

	(in thousands)

Current service costs	$26	6	-
Interest income	(19)	(4)	(2)
	$7	2	(2)
Cost of revenues	$6	6	6
Research and development	1	(5)	(8)
General and administrative	-	1	-
Sales and marketing	-	-	-
	$7	2	(2)

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income

(v)  Remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2020	2021

	(in thousands)

Balance at beginning of year	$(60)	116
Recognized during the period	176	(138)
Balance at end of year	$116	(22)

Schedule of principal actuarial assumptions	The principal actuarial assumptions were as follows:

	December 31,	December 31,
	2020	2021
Discount rate	0.42%	0.82%-0.85%
Rate of increase in compensation levels	3.00%	3.00%

Schedule of sensitivity analysis

Reasonably possible changes at December 31, 2020 and 2021 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2020		December 31, 2021
	+ 0.5%	- 0.5%	+ 0.5%	‑0.5%

	(in thousands)
Discount rate	(306)	339	(290)	319
Rate of increase in compensation levels	328	(300)	310	(285)

Schedule of cash award expenses related to tax effects

The amounts of cash award expenses included in applicable costs of revenues and expense categories and related tax effects are summarized as follows:

Year ended
December 31,
2021
(in thousands)

Cost of revenues	$511
Research and development	5,876
General and administrative	678
Sales and marketing	1,223
Total compensation recognized in income	$8,288
Income tax benefit	$1,444